GOODWILL AND INTANGIBLE ASSETS	6 Months Ended
Jun. 30, 2022
Disclosure Of Goodwill And Intangible Assets [Abstract]
GOODWILL AND INTANGIBLE ASSETS
7.	GOODWILL AND INTANGIBLE ASSETS

	June 30, 2022	December 31, 2021
	US$000	US$000
Cost
Goodwill	79,182	79,182
Development costs	124,310	121,173
Patents and licenses	8,718	8,707
Other	33,254	33,198
Total cost	245,464	242,260
Less accumulated amortization and impairment	(206,721)	(206,279)
Carrying amount	38,743	35,981

The increase in gross intangible assets during the six-month period ended June 30, 2022 of US$3,204,000 is due to capital expenditures of US$3,219,000 (six-months ended June 30, 2021: US$3,294,000) offset by foreign exchange differences of US$15,000 (six-months ended June 30, 2021: US$25,000).